UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period [________________] to [________________]

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
April 10, 2019
__________________________________
SOFI LENDING CORP.[1] (Exact name of securitizer as specified in its charter)

025-02080 (Commission File Number of securitizer)	0001555110 (Central Index Key Number of securitizer)

Robert Lavet, General Counsel, (703) 972-2039 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 SoFi Lending Corp., as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): SoFi Consumer Loan Program 2019-2 Trust

EXPLANATORY NOTE

This is Amendment No. 1 to the Form ABS-15G previously filed on April 11, 2019 (accession no. 0000897069-19-000221).  This form is being filed for the sole purpose of correcting certain scrivener's errors in the name of the issuer in the Form ABS-15G and exhibit. No other changes are being made to the form or exhibit.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated April 10, 2019, obtained by the sponsor, which report sets forth the findings of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SOFI LENDING CORP.

By:   /s/ Robert Lavet
Name:  Robert Lavet
Title:   Secretary

April 10, 2019

SOFI LENDING CORP.
Exhibit Index to Current Report on Form ABS-15G
Dated April 10, 2019

Exhibit
Number

(99.1)	Independent Accountant’s Report on Applying Agreed-Upon Procedures, dated April 10, 2019.